Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
11.	INTANGIBLE ASSETS

December 31, 2016 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	621	326	53	348
Other	5	4	—	1

	626	330	53	349

December 31, 2015 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	579	270	24	333
Other	7	4	—	3

	586	274	24	336

Financing charges capitalized to intangible assets under development were $2 million in 2016 (2015 – $1 million). The estimated annual amortization expense for intangible assets is as follows: 2017 – $54 million; 2018 – $54 million; 2019 – $45 million; 2020 – $27 million; and 2021 – $26 million.